Group entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 20, 2020	Feb. 20, 2012
Caledonia Holdings Zimbabwe (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ (5,161)	$ (5,699)
Caledonia Mining Services (Private) Limited
Group entities
Legal shareholding		100.00%
Intercompany balances with holding company		$ 4,403
Fintona Investments Proprietary Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ 14,860	$ 14,860
Caledonia Mining South Africa Proprietary Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ (10,224)	$ (8,006)
Greenstone Management Services Holdings Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ (41,066)	$ (34,437)
Blanket Mine (1983) (Private) Limited
Group entities
Proportion of ownership interests held by non-controlling interests	13.20%	13.20%	13.20%	16.20%
Legal shareholding	64.00%	64.00%	64.00%
Intercompany balances with holding company	$ (5,588)	$ (2,867)
Motapa Mining Company UK Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ 1	$ 1
Arraskar Investments (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%
Bilboes Gold Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ 193	$ 40
Bilboes Holdings (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ 928	$ 831
Caledonia Mining FZCO
Group entities
Legal shareholding	100.00%	100.00%
Intercompany balances with holding company	$ 503	$ 436
Caledonia (Connemara) (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%
Caledonia (Maligreen) (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%
Caledonia (Bilboes & Motapa) (Private) Limited
Group entities
Legal shareholding	100.00%	100.00%